The Hartford Mutual Funds, Inc.

On behalf of Hartford Real Total Return Fund (the “Fund”), a series of The Hartford Mutual Funds, Inc., and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“Securities Act”), attached for filing are exhibits containing information in interactive data format, which relate to the prospectus supplement for the Fund, dated June 30, 2016.  The prospectus supplement was filed with the U.S. Securities and Exchange Commission on June 30, 2016 pursuant to Rule 497(e) under the Securities Act (Accession No. 0001104659-16-130315) and is incorporated by reference into this filing.

EXHIBIT INDEX

Exhibit No.

EX-101.INS                  XBRL Instance Document

EX-101.SCH                 XBRL Taxonomy Extension Schema Document

EX-101.CAL                 XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF                 XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB                 XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE                 XBRL Taxonomy Extension Presentation Linkbase Document